CONSOLIDATED STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CONSOLIDATED STATEMENT OF PROFIT AND LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	€ 43,532	€ 17,910
Other operating income	7,767	2,588
Total operating income	51,299	20,498
Research and development expenses	(78,304)	(34,371)
Selling, general and administrative expenses	(27,462)	(11,514)
Operating loss	(54,467)	(25,387)
Financial income	7,210	1,256
Exchange gains	2,486	4,024
Loss before taxes	(44,771)	(20,107)
Income tax (expense)/benefit	(350)	31
Loss for the year and total comprehensive loss	€ (45,121)	€ (20,076)
Weighted average number of shares outstanding	37,764,237	32,375,133
Basic and diluted loss per share	€ (1.19)	€ (0.62)